EXHIBIT 99.1

John Deere Owner Trust 2011
Statement to Noteholders

$334,000,000 Class A-1 0.30642% Asset Backed Notes due May 11, 2012
$333,000,000 Class A-2 0.64000% Asset Backed Notes due June 16, 2014
$340,000,000 Class A-3 1.29000% Asset Backed Notes due January 15, 2016
$98,528,000 Class A-4 1.96000% Asset Backed Notes due April 16, 2018
$52,093,971 Asset Backed Certificates

Payment Date:				15-Jul-11

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$254,733,699.32
		(ii)	A-1 Note Pool Factor:	0.7626757

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$333,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$28,546,573.31
		per $1,000 original principal amount:		$85.47

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$28,546,573.31

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$65,046.25
			per $1,000 original principal amount:	$0.19

		(ii)	Class A-2 Notes:	$177,600.00
			per $1,000 original principal amount:	$0.53

		(iii)	Class A-3 Notes:	$365,500.00
			per $1,000 original principal amount:	$1.08

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$769,075.32

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$1,088,325,586.56
		(ii)	at end of related Collection Period:	$1,057,948,919.97

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$1,078,355,670.36
		(ii)	at end of related Collection Period:	$1,049,809,097.05

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$1,174,752,561.46
		(ii)	at end of related Collection Period:	$1,141,288,915.84

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$226,187,126.01
		(ii)	A-1 Note Pool Factor:	0.6772070

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$333,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$906,937.99
	per $1,000 original principal amount:			$0.77
	(a)	Amount of Servicing Fee earned:		$906,937.99
	(b)	Amount of Servicing Fee paid:		$2,198,256.28
	(c)	Amount of Servicing Fee Shortfall:		$618,045.44

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,593,288.98
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.34%

(10)	(i)	Aggregate amount of net losses for the collection period:		$3,697.25
	(ii)	Cumulative amount of net losses:		$11,849.82
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:

		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,407,889.06
		(ii)	% of Pool Balance:	0.13%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%